5. Commitments and Contingencies (Details Narrative) - USD ($)				6 Months Ended		12 Months Ended
	Oct. 07, 2016	Jul. 14, 2013	Jan. 14, 2013	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	May 01, 2015	Dec. 12, 2012
Common stock return to escrow									4,676,000
Cancelled common stock		3,676,000	3,676,000
Purchase of remaining shares		1,000,000
Share price		$ 0.40
Proceeds from common stock		$ 400,000		$ 357,500	$ 400,000	$ 671,500	$ 1,190,020
Proceeds from common stock per month		10,000
Gross revenues for products or services		$ 1,000,000
Debt settlement agreement description

The remaining 1,000,000 shares will be purchased by the Company or a nominee of the Company at $0.40 per share (or $400,000) at the rate of $10,000 per month commencing within 90 days of the Company achieving $1,000,000 in gross revenues for products or services from business operations. PPEG and Action Media will divide the $400,000 on a pro rata basis, based on each company's respective amount of debt forgiven.

Chief Executive Officer [Member]
Damages sought	$ 1,100,000
Spirit Bear [Member]
Aggregate of shares of common stock, preferred stock and warrants								14,028,385